UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST

(Formerly: Heritage Series Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments

Eagle Large Cap Core Fund Investment Portfolio July 31, 2009 (unaudited)

Common stocks - 94.5% (a)	Shares	Value
Advertising--3.1%
Omnicom Group Inc.	109,245	$ 3,714,330
Aerospace/defense--1.5%
United Technologies Corporation	33,120	1,804,046
Auto manufacturers--2.1%
PACCAR Inc.	73,090	2,532,568
Banks--10.8%
Bank of America Corporation	251,240	3,715,840
JPMorgan Chase & Company	34,520	1,334,198
State Street Corporation	29,125	1,464,988
SunTrust Banks, Inc.	28,500	555,750
The Goldman Sachs Group, Inc.	13,520	2,207,816
Wells Fargo & Company	152,610	3,732,841
Biotechnology--1.3%
Genzyme Corporation *	30,750	1,595,618
Computers--2.2%
Apple, Inc. *	16,025	2,618,325
Diversified manufacturer--5.3%
General Electric Company	177,125	2,373,475
Tyco International Ltd.	132,186	3,994,661
Financial services--1.4%
American Express Company	58,280	1,651,072
Healthcare products--7.7%
Covidien PLC	55,456	2,096,791
Johnson & Johnson	79,555	4,844,104
Zimmer Holdings, Inc. *	48,625	2,265,925
Healthcare services--4.1%
UnitedHealth Group Inc.	176,410	4,950,065
Insurance--0.7%
MetLife, Inc.	26,630	904,088
Multimedia--2.3%
Viacom Inc., Class B *	120,050	2,780,358
Oil & gas--9.2%
BP PLC, Sponsored ADR	72,010	3,603,380
ConocoPhillips	56,440	2,466,992
EOG Resources Inc.	36,200	2,679,886
Exxon Mobil Corporation	33,155	2,333,780
Oil & gas services--2.2%
Schlumberger Ltd.	50,265	2,689,178
Pharmaceuticals--3.4%
Pfizer Inc.	256,160	4,080,629
Retail--12.7%
CVS/Caremark Corporation	153,685	5,145,374
Home Depot, Inc.	86,140	2,234,472
Macy's Inc.	183,940	2,558,605
Staples, Inc.	251,180	5,279,804
Semiconductor equipment--4.5%
Applied Materials, Inc.	387,830	5,352,054
Semiconductors--5.7%
Intel Corporation	201,080	3,870,790
Texas Instruments Inc.	126,320	3,037,996
Software--9.0%
Adobe Systems Inc. *	93,795	3,040,834
Electronic Arts Inc. *	177,805	3,817,473
Microsoft Corporation	166,130	3,907,378
Telecommunications--4.0%
Cisco Systems, Inc. *	102,310	2,251,843
Sprint Nextel Corporation *	623,300	2,493,200
Television, cable & radio--1.3%
Comcast Corporation, Class A	104,535	1,553,390
Total common stocks (cost $119,174,899)		113,533,917

Investment companies - 2.5% (a)
SPDR KBW Bank ETF	147,950	2,973,795
Total investment companies (cost $2,839,530)		2,973,795
Total investment portfolio excluding repurchase agreement (cost $122,014,429)		116,507,712

Repurchase agreement - 3.2% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2009 @
0.05% to be repurchased at $3,853,016 on
August 3, 2009, collateralized by
$3,925,000 United States Treasury Notes,
0.875% due December 31, 2010 (market value
$3,931,573 including interest) (cost $3,853,000)		3,853,000

Total investment portfolio (cost $125,867,429) 100.2% (a)		$120,360,712

* Non-income producing security.
(a) Percentages indicated are based on net assets of $120,084,661.

ADR - American depository receipt.
ETF - Exchange-traded fund.

Eagle Mid Cap Stock Fund Investment Portfolio July 31, 2009 (unaudited)

Common stocks - 98.2% (a)	Shares	Value
Agriculture--1.1%
Lorillard Inc.	180,032	$ 13,271,959
Beverages--1.2%
Molson Coors Brewing Company, Class B	332,183	15,017,993
Biotechnology--1.2%
Bio-Rad Laboratories, Inc., Class A *	202,628	15,691,512
Broadcasting services/programs--1.6%
Discovery Communications Inc., Class A *	844,446	20,688,927
Chemicals--3.9%
Ecolab Inc.	413,430	17,161,479
FMC Corporation	348,390	16,945,690
Lubrizol Corporation	257,275	14,903,941
Commercial services--4.5%
DeVry Inc.	274,110	13,634,231
Mastercard Inc., Class A	78,155	15,164,415
SEI Investments Company	777,546	14,695,619
The Western Union Company	722,305	12,625,891
Computers--4.4%
DST Systems, Inc. *	277,626	12,307,161
IHS Inc., Class A *	623,809	31,153,021
Synopsys, Inc. *	566,705	11,322,766
Diversified manufacturer--5.7%
Acuity Brands Inc.	666,738	19,675,438
Danaher Corporation	591,364	36,215,131
ITT Corporation	327,895	16,198,013
Electric--1.0%
ITC Holdings Corporation	266,992	12,735,518
Electrical components & equipment--2.7%
AMETEK, Inc.	1,039,753	33,646,407
Electronics--5.1%
Agilent Technologies Inc. *	880,285	20,440,218
Amphenol Corporation, Class A	553,186	18,448,753
FLIR Systems, Inc. *	819,392	17,608,734
Mettler-Toledo International Inc. *	91,480	7,689,809
Entertainment--2.3%
DreamWorks Animation SKG, Inc. *	423,413	13,341,744
Penn National Gaming, Inc. *	500,075	15,857,378
Environmental control--2.0%
Stericycle Inc. *	244,411	12,513,843
Waste Connections, Inc. *	436,009	12,299,814
Financial services--3.4%
CME Group Inc.	55,405	15,448,576
Invesco Ltd.	637,662	12,593,824
Lazard Ltd., Class A	388,841	14,383,229
Food--1.6%
Kellogg Company	429,800	20,415,500
Hand/machine tools--1.5%
Snap-On Inc.	535,249	19,070,922
Healthcare products--5.6%
Beckman Coulter, Inc.	263,278	16,583,881
Covidien PLC	661,035	24,993,733
Idexx Laboratories, Inc. *	310,560	15,472,099
Patterson Companies, Inc. *	521,585	13,227,396
Healthcare services--2.0%
Laboratory Corporation of America Holdings *	371,222	24,942,406
Household products--1.2%
Church & Dwight Co., Inc.	267,130	15,755,327
Insurance--8.6%
Allied World Assurance Company Holdings, Ltd.	628,361	27,308,569
Aon Corporation	272,976	10,768,903
Arch Capital Group Ltd. *	433,477	26,957,935
HCC Insurance Holdings, Inc.	588,928	14,782,093
Reinsurance Group of America Inc.	346,589	14,383,444
Stancorp Financial Group, Inc.	391,181	13,464,450
Internet--2.6%
Symantec Corporation *	1,384,975	20,677,677
VeriSign, Inc. *	605,648	12,379,445
Machinery--1.7%
Roper Industries Inc.	435,805	20,840,195
Multimedia--2.4%
Liberty Media Corporation - Entertainment, Class A *	1,064,376	29,770,597
Oil & gas--2.8%
Helmerich & Payne Inc.	504,530	17,335,651
Noble Energy, Inc.	304,545	18,613,790
Oil & gas services--3.0%
Cameron International Corporation *	713,550	22,284,166
National Oilwell Varco, Inc. *	420,170	15,100,910
Packaging & containers--4.5%
Crown Holdings Inc. *	971,245	24,378,250
Owens-Illinois, Inc. *	564,997	19,175,998
Pactiv Corporation *	524,311	13,202,151
Pharmaceuticals--2.4%
McKesson Corporation	582,871	29,813,852
Printing & publishing--1.8%
John Wiley & Sons, Inc., Class A	701,579	22,373,354
REIT--0.9%
Annaly Capital Management, Inc.	689,925	11,625,236
Retail--4.1%
O'Reilly Automotive, Inc. *	299,935	12,195,357
Staples, Inc.	1,275,277	26,806,323
TJX Companies, Inc.	349,017	12,644,886
Semiconductors--2.0%
Analog Devices, Inc.	264,980	7,252,503
Microchip Technology Inc.	674,425	18,162,265
Software--5.7%
ANSYS, Inc. *	705,678	22,059,494
Broadridge Financial Solutions Inc.	603,438	10,421,374
Fiserv, Inc. *	558,244	26,466,348
Intuit Inc. *	423,245	12,570,376
Telecommunications--1.3%
Cellcom Israel Ltd.	569,180	15,914,273
Television, cable & radio--1.6%
Time Warner Cable Inc.	606,635	20,055,355
Transportation--0.8%
J.B. Hunt Transport Services, Inc.	383,170	10,709,602
Total common stocks (cost $1,122,391,351)		1,234,637,120

Repurchase agreement - 2.5% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2009 @
0.05% to be repurchased at $31,575,132 on
August 3, 2009, collateralized by
$32,165,000 United States Treasury Notes,
0.875% due December 31, 2010 (market value
$32,218,863 including interest) (cost $31,575,000)		31,575,000

Total investment portfolio (cost $1,153,966,351) 100.7% (a)		$ 1,266,212,120

* Non-income producing security.
(a) Percentages indicated are based on net assets of $1,257,551,515.

REIT - Real estate investment trust.

Eagle Mid Cap Growth Fund Investment Portfolio July 31, 2009 (unaudited)

Common stocks - 96.0% (a)	Shares	Value
Apparel--2.0%
Coach Inc.	97,165	$ 2,875,112
Auto manufacturers--1.9%
Navistar International Corporation *	68,305	2,700,780
Biotechnology--4.9%
Celgene Corporation *	56,175	3,199,728
Dendreon Corporation *	45,500	1,101,555
Illumina, Inc. *	31,600	1,142,024
Myriad Genetics, Inc. *	52,425	1,437,494
Chemicals--3.6%
Huntsman Corporation	524,170	3,218,404
Terra Industries Inc.	64,720	1,887,235
Commercial services--4.9%
FTI Consulting, Inc. *	42,745	2,326,610
Quanta Services, Inc. *	78,415	1,827,854
Ritchie Brothers Auctioneers Inc.	111,595	2,678,280
Computers--4.5%
Accenture Ltd., Class A	88,110	3,090,018
Western Digital Corporation *	108,825	3,291,956
Distribution/wholesale--0.8%
Fastenal Company	32,330	1,149,978
Electronics--4.2%
Dolby Laboratories, Inc., Class A *	66,620	2,773,391
Thermo Fisher Scientific Inc. *	68,175	3,086,964
Energy-alternative sources--0.9%
First Solar Inc. *	8,080	1,247,471
Entertainment--3.4%
Bally Technologies, Inc. *	91,775	3,323,173
Penn National Gaming, Inc. *	45,120	1,430,755
Environmental control--2.4%
Republic Services, Inc.	63,565	1,690,829
Waste Connections, Inc. *	60,375	1,703,179
Financial services--5.8%
Ameriprise Financial, Inc.	89,675	2,492,965
Lazard Ltd., Class A	41,065	1,518,994
TD Ameritrade Holding Corporation *	225,080	4,172,983
Healthcare products--2.5%
Patterson Companies, Inc. *	59,420	1,506,891
ResMed Inc. *	49,415	2,026,015
Household products--3.0%
Church & Dwight Co., Inc.	72,400	4,270,152
Insurance--1.3%
RenaissanceRe Holdings Ltd.	36,560	1,837,140
Internet--3.9%
Netflix, Inc. *	66,325	2,914,320
VeriSign, Inc. *	123,325	2,520,763
Iron/steel--2.0%
Steel Dynamics, Inc.	172,819	2,827,319
Leisure time--2.3%
Carnival Corporation	116,105	3,249,779
Machinery--1.5%
AGCO Corporation *	65,635	2,064,877
Mining--1.6%
Freeport-McMoRan Copper & Gold Inc.	37,580	2,266,074
Oil & gas--6.3%
CNX Gas Corporation *	71,597	2,104,236
Continental Resources Inc. *	96,375	3,260,366
Denbury Resources Inc. *	206,315	3,424,829
Pharmaceuticals--4.8%
Express Scripts Inc. *	48,235	3,378,379
Mylan Inc. *	253,130	3,338,785
Retail--2.1%
Advance Auto Parts, Inc.	34,005	1,572,051
Limited Brands Inc..	106,415	1,377,010
Semiconductor equipment--2.1%
KLA-Tencor Corporation	93,940	2,994,807
Semiconductors--9.2%
Altera Corporation	59,892	1,119,381
Linear Technology Corporation	90,545	2,432,944
MEMC Electronic Materials, Inc. *	132,575	2,335,972
Micron Technology, Inc. *	628,820	4,018,160
Rovi Corporation *	118,540	3,101,006
Software--5.9%
Adobe Systems Inc. *	46,381	1,503,675
ANSYS, Inc. *	88,130	2,754,944
Autodesk, Inc. *	99,925	2,179,364
MSCI Inc., Class A *	69,000	1,928,550
Telecommunications--5.0%
Amdocs Ltd. *	116,170	2,778,786
American Tower Corporation, Class A *	39,605	1,350,134
Windstream Corporation	326,620	2,864,457
Transportation--3.2%
Con-Way Inc.	72,831	3,317,452
Landstar System, Inc.	31,840	1,167,891
Total common stocks (cost $114,214,514)		135,154,241

Repurchase agreement - 3.2% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2009 @
0.05% to be repurchased at $4,474,019 on
August 3, 2009, collateralized by
$4,620,000 United States Treasury Notes,
1.375% due April 15, 2012 (market value
$4,624,856 including interest) (cost $4,474,000)		4,474,000

Total investment portfolio (cost $118,688,514) 99.2% (a)		$139,628,241

* Non-income producing security.
(a) Percentages indicated are based on net assets of $140,736,736.

Eagle Small Cap Core Value Fund Investment Portfolio July 31, 2009 (unaudited)

Common stocks - 93.1% (a)	Shares	Value
Aerospace/defense--0.7%
Orbital Sciences Corporation *	30,375	$ 411,278
Banks--6.0%
Cardinal Financial Corporation	75,483	588,013
First Financial Bancorp	53,234	459,942
PrivateBancorp Inc.	18,485	458,983
Signature Bank *	18,470	544,496
Southwest Bancorp, Inc.	21,690	218,418
Sterling Bancshares, Inc.	35,415	285,799
Texas Capital Bancshares, Inc. *	45,053	748,330
Biotechnology--1.6%
Charles River Laboratories International, Inc. *	8,065	266,710
Cubist Pharmaceuticals, Inc. *	31,775	631,369
Building materials--0.2%
Lennox International Inc.	3,890	135,566
Coal--1.6%
Foundation Coal Holdings Inc.	18,010	647,099
Massey Energy Company	9,645	256,557
Commercial services--10.6%
AerCap Holdings NV *	21,575	164,833
Chemed Corporation	19,035	839,444
Cross Country Healthcare, Inc. *	59,407	496,048
Euronet Worldwide, Inc. *	47,270	994,561
Gartner, Inc. *	31,650	541,215
Interactive Data Corporation	34,680	788,970
LECG Corporation *	122,128	449,431
Net 1 UEPS Technologies, Inc. *	54,538	919,511
On Assignment, Inc. *	91,622	387,561
Parexel International Corporation *	19,800	306,306
Computers--2.6%
Electronics for Imaging, Inc. *	44,470	506,958
Insight Enterprises, Inc. *	28,410	292,623
Mercury Computer Systems, Inc. *	35,840	412,160
SMART Modular Technologies (WWH), Inc. *	78,316	233,382
Distribution/wholesale--2.5%
FGX International Holdings Ltd. *	66,885	883,551
School Specialty, Inc. *	22,695	507,687
Diversified manufacturer--1.4%
Barnes Group Inc.	33,600	472,752
Matthews International Corporation, Class A	10,180	318,227
Electric--1.0%
Allete, Inc.	17,270	552,295
Electrical components & equipment--0.6%
Belden, Inc.	20,300	356,062
Electronics--1.2%
Benchmark Electronics, Inc. *	26,045	411,511
Sonic Solutions, Inc. *	73,718	267,596
Engineering & construction--2.9%
Dycom Industries, Inc. *	60,090	764,946
URS Corporation *	16,243	821,896
Entertainment--1.1%
Lions Gate Entertainment Corporation *	101,970	597,544
Environmental control--0.2%
Casella Waste Systems, Inc., Class A *	44,247	122,122
Financial services--2.8%
Compass Diversified Holdings	15,605	140,445
Investment Technology Group, Inc. *	15,350	343,072
KBW Inc. *	1,730	50,499
MarketAxess Holdings Inc. *	36,946	386,455
optionsXpress Holdings, Inc.	35,115	634,528
Gas--2.0%
AGL Resources, Inc.	32,370	1,088,279
Healthcare products--2.1%
Merit Medical Systems, Inc. *	63,298	1,157,720
Healthcare services--5.8%
AMERIGROUP Corporation *	25,265	623,540
Amsurg Corporation *	44,290	913,260
Mednax Inc. *	20,300	940,905
Psychiatric Solutions, Inc. *	27,520	743,590
Household products--1.2%
Jarden Corporation *	26,525	653,841
Insurance--5.2%
American Equity Investment Life Holding Company	79,470	575,363
Assured Guaranty Ltd.	40,910	571,513
First Mercury Financial Corporation	28,985	418,833
IPC Holdings, Ltd.	14,985	433,666
Platinum Underwriters Holdings, Ltd.	16,625	561,094
Stewart Information Services Corporation	25,110	345,765
Internet--2.2%
1-800-FLOWERS.COM Inc., Class A *	137,507	330,017
SonicWALL, Inc. *	117,130	889,017
Machinery--1.5%
Altra Holdings, Inc. *	43,950	386,320
Flowserve Corporation	2,530	204,348
Wabtec Corporation	7,395	248,842
Metal fabricate/hardware--0.8%
Kaydon Corporation	13,325	435,328
Mining--1.9%
IAMGOLD Corporation	97,330	1,027,805
Miscellaneous manufacturer--0.5%
Polypore International, Inc. *	23,300	287,755
Oil & gas--1.8%
Comstock Resources, Inc. *	16,215	624,278
Rosetta Resources, Inc. *	38,190	396,030
Oil & gas services--3.3%
Dresser-Rand Group, Inc. *	30,860	898,335
Oceaneering International, Inc. *	17,810	906,885
Packaging & containers--0.7%
Silgan Holdings Inc.	7,445	374,186
Pharmaceuticals--1.9%
Herbalife Ltd.	31,190	1,073,248
Printing & publishing--1.7%
John Wiley & Sons, Inc., Class A	29,005	924,969
Real estate--1.0%
Government Properties Income Trust *	26,770	525,495
REITs--1.4%
BioMed Realty Trust, Inc.	37,235	434,905
Chimera Investment Corporation	68,885	246,608
Kite Realty Group Trust	32,970	105,504
Retail--4.5%
AFC Enterprises, Inc. *	83,767	622,389
Jo-Ann Stores Inc. *	24,875	579,588
Nu Skin Enterprises, Inc., Class A	38,780	698,428
Stage Stores, Inc.	45,260	564,845
Savings & loans--0.5%
Berkshire Hills Bancorp Inc.	12,779	292,128
Semiconductor equipment--1.0%
Varian Semiconductor Equipment Associates, Inc. *	17,415	557,977
Semiconductors--1.0%
Microsemi Corporation *	38,935	531,463
Software--7.8%
Aspen Technology, Inc. *	112,147	1,110,255
Avid Technology, Inc. *	35,905	439,836
Bottomline Technologies, Inc. *	76,366	781,224
SPSS, Inc. *	22,720	1,124,186
Sybase, Inc. *	24,870	890,346
Telecommunications--5.6%
Alaska Communications Systems Group, Inc.	76,167	564,397
CommScope, Inc. *	28,125	720,000
Switch & Data Facilities Company, Inc. *	39,860	553,655
Symmetricom, Inc. *	118,291	766,526
Syniverse Holdings, Inc. *	29,045	509,159
Transportation--0.7%
Genesee & Wyoming Inc., Class A *	13,320	363,500
Total common stocks (cost $36,001,570)		51,633,897

Investment companies - 3.0% (a)
Apollo Investment Corporation	26,360	187,683
iShares Russell 2000 Growth Index Fund	4,460	272,194
iShares Russell 2000 Index Fund	13,865	771,310
iShares Russell 2000 Value Index Fund	8,655	445,732
Total investment companies (cost $1,123,463)		1,676,919
Total investment portfolio excluding repurchase
agreement (cost $37,125,033)		53,310,816

Repurchase agreement - 4.3% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2009 @
0.05% to be repurchased at $2,399,010 on
August 3, 2009, collateralized by
$2,485,000 United States Treasury Bills,
due July 29, 2010 (market value
$2,473,374 including interest) (cost $2,399,000)		2,399,000

Total investment portfolio (cost $39,524,033) 100.4% (a)		$ 55,709,816

* Non-income producing security.
(a) Percentages indicated are based on net assets of $55,456,712.

REIT - Real estate investment trust.

Eagle Small Cap Growth Fund Investment Portfolio July 31, 2009 (unaudited)

Common stocks - 99.1% (a)	Shares	Value
Apparel--2.1%
True Religion Apparel Inc. *	288,897	$ 6,459,737
Banks--1.4%
First Commonwealth Financial Corporation	292,270	1,949,441
UMB Financial Corporation	52,575	2,193,429
Biotechnology--2.8%
Bio-Rad Laboratories, Inc., Class A *	46,675	3,614,512
Cubist Pharmaceuticals, Inc. *	150,385	2,988,150
Regeneron Pharmaceuticals Inc. *	95,080	2,038,515
Chemicals--4.1%
Huntsman Corporation	1,094,680	6,721,335
Terra Industries Inc.	193,320	5,637,211
Commercial services--8.5%
Coinstar Inc. *	123,343	4,098,688
FTI Consulting, Inc. *	101,360	5,517,025
Monster Worldwide, Inc. *	258,120	3,363,304
Ritchie Brothers Auctioneers Inc.	205,880	4,941,120
Sotheby's	205,955	3,103,742
The GEO Group, Inc. *	267,660	4,812,527
Computers--3.6%
Compellent Technologies, Inc. *	351,061	5,578,359
Netezza Corporation *	313,555	2,834,537
Radiant Systems Inc. *	241,620	2,430,697
Electrical components & equipment--1.2%
GrafTech International Ltd. *	276,885	3,801,631
Electronics--1.7%
Coherent, Inc. *	256,410	5,030,764
Entertainment--5.5%
Bally Technologies, Inc. *	264,008	9,559,730
Penn National Gaming, Inc. *	77,610	2,461,013
Shuffle Master, Inc. *	643,354	4,632,149
Environmental control--1.6%
Waste Connections, Inc. *	168,558	4,755,021
Financial services--1.5%
Broadpoint Gleacher Securities Inc. *	236,990	1,476,448
Duff & Phelps Corporation, Class A	162,297	2,942,445
Hand/machine tools--1.1%
Regal-Beloit Corporation	71,919	3,334,165
Healthcare products--6.5%
American Medical Systems Holdings, Inc. *	490,965	7,506,855
Cutera, Inc. *	179,025	1,494,859
Thoratec Corporation *	345,010	8,673,551
Vital Images, Inc. *	140,468	1,873,843
Healthcare services--8.0%
Amedisys Inc. *	84,445	3,775,536
Centene Corporation *	186,720	3,605,563
Genoptix Inc. *	132,900	4,161,099
Icon PLC, Sponsored ADR *	216,003	5,076,070
Lincare Holdings Inc. *	191,560	5,015,041
Psychiatric Solutions, Inc. *	90,509	2,445,553
Home furnishings--4.1%
DTS, Inc. *	206,140	5,662,666
Universal Electronics, Inc. *	314,181	6,632,361
Internet--3.3%
Netflix, Inc. *	88,445	3,886,273
TIBCO Software, Inc. *	687,084	5,998,243
Metal fabricate/hardware--1.7%
Northwest Pipe Company *	145,914	5,074,889
Oil & gas services--3.2%
Lufkin Industries, Inc.	133,241	6,049,141
OYO Geospace Corporation *	148,383	3,543,386
Pharmaceuticals--4.4%
BioMarin Pharmaceutical Inc. *	226,875	3,723,019
Herbalife Ltd.	114,855	3,952,161
Onyx Pharmaceuticals Inc. *	87,265	3,134,559
Perrigo Company	93,265	2,531,212
REIT--0.8%
Redwood Trust Inc.	149,524	2,429,765
Retail--6.9%
BJ's Restaurants, Inc. *	329,945	5,305,516
Cash America International, Inc.	325,295	8,695,135
Genesco Inc. *	319,642	6,942,624
Semiconductor equipment--5.8%
FormFactor Inc. *	134,245	3,094,347
Teradyne, Inc. *	819,880	6,460,654
Varian Semiconductor Equipment Associates, Inc. *	251,185	8,047,967
Semiconductors--4.8%
Integrated Silicon Solutions Inc. *	272,900	859,635
ON Semiconductor Corporation *	832,395	6,076,484
Rovi Corporation *	285,155	7,459,655
Software--9.9%
ANSYS, Inc. *	175,775	5,494,726
Eclipsys Corporation *	356,341	6,485,406
Informatica Corporation *	191,585	3,523,248
MedAssets Inc. *	178,808	3,340,133
Novell, Inc. *	659,995	3,022,777
Omniture Inc. *	210,235	2,876,015
Quality Systems, Inc.	95,606	5,247,813
Telecommunications--2.0%
EMS Technologies, Inc. *	275,710	6,065,622
LogMeIn Inc. *	1,815	35,411
Transportation--2.6%
Genco Shipping & Trading Ltd.	121,810	2,912,477
Landstar System, Inc.	137,305	5,036,347
Total common stocks (cost $249,554,922)		299,503,332

Repurchase agreement - 2.7% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2009 @
0.05% to be repurchased at $8,077,034 on
August 3, 2009, collateralized by
$8,345,000 United States Treasury Notes,
1.375% due April 15, 2012 (market value
$8,353,771 including interest) (cost $8,077,000)		8,077,000

Total investment portfolio (cost $257,631,922) 101.8% (a)		$307,580,332

* Non-income producing security.
(a) Percentages indicated are based on net assets of $302,071,916.

ADR - American depository receipt.
REIT - Real estate investment trust.

Eagle International Equity Fund
Investment Portfolio
July 31, 2009
(unaudited)

Common stocks - 89.1% (a)	Shares	Value
Australia--6.2%
Australia & New Zealand Banking Group Ltd.	26,582	$ 411,956
BHP Billiton Ltd.	39,103	1,232,636
Commonwealth Bank of Australia	14,197	507,392
CSL Ltd.	6,680	170,677
Foster's Group Ltd.	24,828	111,923
Macquarie Airports	99,399	207,000
Macquarie Group Ltd.	3,188	117,370
National Australia Bank Ltd.	21,642	439,721
QBE Insurance Group Ltd.	7,483	122,039
Rio Tinto Ltd.	41,230	2,071,908
Telstra Corporation Ltd.	107,713	318,003
Wesfarmers Ltd.	11,188	241,881
Westfield Group	24,383	230,511
Westpac Banking Corporation	27,671	501,964
Woodside Petroleum Ltd.	13,558	517,274
Woolworths Ltd.	15,031	344,242
Austria--0.8%
Flughafen Wien AG	4,614	178,876
OMV AG	16,427	654,285
Telekom Austria AG	4,832	73,760
Belgium--0.2%
Anheuser-Busch InBev NV	3,369	134,043
Belgacom SA	775	27,764
Fortis	19,783	77,155
Solvay SA	395	38,717
Bermuda--0.1%
Yue Yuen Industrial Holdings Ltd.	14,500	39,265
Brazil--0.7%
Cia Siderurgica Nacional SA	2,585	66,587
Vale SA, Sponsored ADR	42,504	838,604
Britain--12.3%
Anglo American PLC	21,364	688,769
AstraZeneca PLC	9,029	420,556
Barclays PLC	50,912	258,291
BG Group PLC	10,222	170,583
BHP Billiton PLC	46,370	1,210,681
BP PLC	169,775	1,414,211
British American Tobacco PLC	12,237	379,799
BT Group PLC	43,786	92,635
Cadbury PLC	25,097	247,767
Diageo PLC	23,537	368,797
GlaxoSmithKline PLC	78,342	1,500,921
HSBC Holdings PLC	214,590	2,161,902
Imperial Tobacco Group PLC	8,417	240,570
J Sainsbury PLC	22,654	119,699
Lloyds Banking Group PLC	252,284	359,789
Marks & Spencer Group PLC	12,856	73,981
Old Mutual PLC	58,506	93,646
Prudential PLC	26,028	194,892
Rio Tinto PLC	36,650	1,510,958
Rolls-Royce Group PLC	10,082	69,766
Royal Bank of Scotland Group PLC	174,794	131,514
Standard Chartered PLC	14,538	345,090
Tesco PLC	103,211	631,736
Vodafone Group PLC	829,694	1,700,576
WM Morrison Supermarkets PLC	20,344	91,393
WPP PLC	54,201	418,069
Canada--5.2%
Bank of Montreal	8,122	407,287
Bank of Nova Scotia	10,697	455,982
Barrick Gold Corporation	3,238	113,078
Bombardier Inc., Class B	5,046	17,893
Canadian Imperial Bank of Commerce	4,552	280,198
Canadian Natural Resources Ltd.	4,411	265,172
Canadian Pacific Railway Ltd.	4,424	196,713
EnCana Corporation	13,931	747,211
Goldcorp Inc.	6,210	235,948
Kinross Gold Corporation	5,894	116,266
Manulife Financial Corporation	6,164	149,687
National Bank of Canada	1,235	66,619
Petro-Canada	14,431	595,995
Potash Corporation of Saskatchewan Inc.	1,255	116,920
Research in Motion Ltd. *	4,924	374,224
Rogers Communications Inc., Class B	2,171	60,318
Royal Bank of Canada	13,949	664,010
Sun Life Financial Inc.	2,080	71,094
Suncor Energy Inc. *	7,825	253,073
Talisman Energy Inc.	26,209	405,087
Teck Resources Ltd., Class B	7,668	201,799
The Toronto-Dominion Bank	8,834	517,534
China--3.3%
Bank of China Ltd.	536,532	266,612
Bank of Communications Company Ltd.	34,000	41,648
Beijing Capital International Airport Company Ltd.	172,717	122,729
China Citic Bank	93,000	64,250
China Construction Bank Corporation	759,854	609,280
China COSCO Holdings Company Ltd.	42,500	61,142
China Life Insurance Company Ltd.	110,864	492,090
China Merchants Bank Company Ltd.	11,000	25,736
China Petroleum & Chemical Corporation	799,443	718,763
China Shenhua Energy Company Ltd.	35,000	142,260
China Telecom Corporation Ltd.	162,000	84,367
Industrial & Commercial Bank of China	635,676	454,978
PetroChina Company Ltd.	657,470	775,669
Ping An Insurance Group Company of China Ltd.	16,000	140,770
Czech--1.6%
Komercni Banka, AS	11,167	1,928,367
Denmark--0.6%
A.P. Moller-Maersk AS	11	68,425
ALK-Abello AS	1,222	94,083
Carlsberg AS, Class B	109	7,563
Danske Bank AS	5,875	122,286
Novo Nordisk AS, Class B	6,575	383,881
Vestas Wind Systems AS *	914	64,237
Finland--0.4%
Fortum Oyj	1,041	24,191
Kone Oyj, Class B	2,295	78,080
Nokia Oyj	8,737	116,310
Orion Oyj, Class B	7,573	132,358
Sampo Oyj, Class A	1,842	38,462
Stora Enso Oyj, Class R	10,348	65,980
France--9.2%
Accor SA	1,765	75,344
Aeroports de Paris	5,660	456,845
Air Liquide SA	2,388	249,349
Alstom SA	1,891	129,830
AXA SA	14,790	312,619
BNP Paribas	10,704	780,365
Bouygues SA	2,810	119,692
Carrefour SA	7,010	329,065
Casino Guichard-Perrachon SA	2,609	179,165
Compagnie de Saint-Gobain	4,070	165,525
Compagnie Generale des Establissements Michelin	2,028	146,433
Credit Agricole SA	12,978	185,253
Electricite de France SA	2,302	114,098
France Telecom SA	31,785	793,258
GDF Suez	15,486	591,645
Groupe Danone SA	15,142	812,450
Lafarge SA	3,547	256,215
LVMH Moet Hennessy Louis Vuitton SA	2,188	197,373
Pernod-Ricard SA	1,805	140,262
Peugeot SA	4,081	123,778
Pinault-Printemps-Redoute SA (PPR)	1,481	165,049
Publicis Groupe SA	3,919	138,967
Renault SA	6,257	266,829
Sanofi-Aventis SA	16,031	1,050,139
Schneider Electric SA	2,324	211,132
Societe Generale	5,108	327,983
Total SA	29,404	1,636,979
Vallourec SA	579	76,170
Veolia Environnement	4,060	139,633
Vinci SA	12,323	627,209
Vivendi	13,852	354,637
Germany--6.6%
Adidas AG	3,567	150,742
Allianz SE	4,551	448,868
BASF SE	8,900	447,108
Bayer AG	7,675	471,041
Bayerische Motoren Werke AG	3,069	141,857
Beiersdorf AG	472	23,768
Commerzbank AG	7,351	57,626
Daimler AG	8,616	398,744
Deutsche Bank AG	7,563	489,283
Deutsche Boerse AG	1,254	99,375
Deutsche Post AG	4,367	69,121
Deutsche Telekom AG	39,012	499,878
E.ON AG	21,001	795,013
Fraport AG Frankfurt Airport Services Worldwide	30,275	1,388,597
Fresenius SE	2,556	125,686
K+S AG	972	54,557
MAN SE	3,003	207,588
Muenchener Rueckversicherungs AG	2,214	334,779
RWE AG	4,813	406,453
SAP AG	7,966	374,680
Siemens AG	10,409	830,813
ThyssenKrupp AG	4,380	134,845
Greece--0.2%
Hellenic Telecommunications Organization SA	8,379	131,368
National Bank of Greece SA	3,383	98,750
Hong Kong--3.3%
Cheung Kong Holdings Ltd.	13,000	166,939
China Merchants Holdings (International) Company Ltd.	80,970	263,512
China Mobile Ltd.	110,598	1,155,960
China National Offshore Oil Corporation Ltd.	177,000	236,773
China Overseas Land & Investment Ltd.	48,000	117,562
China Resources Land Ltd.	50,000	120,474
CLP Holdings Ltd.	8,500	57,635
Denway Motors Ltd.	114,000	56,485
Esprit Holdings Ltd.	11,559	82,689
GOME Electrical Appliances Holdings Ltd.	270,773	78,262
Hang Lung Properties Ltd.	35,000	128,738
Henderson Land Development Company Ltd.	20,000	131,874
Hong Kong Exchanges and Clearing Ltd.	10,700	200,055
Hutchison Whampoa Ltd.	75,000	556,665
Li & Fung Ltd.	26,000	75,797
MTR Corporation	18,000	65,113
New World Development Ltd.	31,000	73,840
Sun Hung Kai Properties Ltd.	13,000	194,839
Swire Pacific Ltd., Class A	12,000	133,887
Wharf Holdings Ltd.	29,000	135,931
Hungary--0.7%
OTP Bank PLC	40,661	870,455
India--0.3%
HDFC Bank Ltd., Sponsored ADR	564	55,142
ICICI Bank Ltd., Sponsored ADR	3,466	108,659
Infosys Technologies Ltd., Sponsored ADR	2,833	121,904
Sterlite Industries India Ltd., Sponsored ADR	4,815	63,799
Indonesia--0.1%
Telekomunikasi Indonesia Tbk PT	71,301	64,297
Ireland--0.3%
CRH PLC	13,961	336,684
Italy--2.2%
Assicurazioni Generali SpA	8,504	194,420
Atlantia SpA	2,879	63,521
Enel SpA	52,843	287,146
ENI SpA	61,038	1,426,794
Intesa Sanpaolo SpA	38,203	142,252
Mediaset SpA	6,400	38,578
Mediobanca SpA	5,355	75,180
Saipem SpA	1,552	42,029
Telecom Italia SpA	112,398	175,900
UniCredit SpA	74,080	218,216
Japan--9.3%
Aisin Seiki Company Ltd.	5,101	130,790
Asahi Breweries Ltd.	4,100	65,210
Asahi Glass Company Ltd.	7,000	60,580
Benesse Corporation	600	25,997
Bridgestone Corporation	7,700	133,319
Canon Inc.	11,573	433,510
Central Japan Railway Company	16	96,550
Daikin Industries Ltd.	2,000	72,942
Daiwa Securities Group Inc.	8,400	49,995
Denso Corporation	6,713	197,563
East Japan Railway Company	3,100	177,892
Eisai Company Ltd.	2,200	78,351
FamilyMart Company Ltd.	700	22,785
Fanuc Ltd.	4,900	400,981
Fujitsu Ltd.	9,000	59,400
Fukuoka Financial Group Inc.	5,000	21,929
Hitachi Construction Machinery Company Ltd.	1,330	23,498
Honda Motor Company Ltd.	21,890	703,575
ITOCHU Corporation	48,000	360,776
JFE Holdings Inc.	2,800	113,294
Kawasaki Heavy Industries Ltd.	14,000	35,992
KDDI Corporation	18	95,166
Kirin Holdings Company Ltd.	8,800	131,686
Komatsu Ltd.	12,200	200,653
Konica Minolta Holdings Inc.	3,500	38,283
Kubota Corporation	11,491	103,866
Kurita Water Industries Ltd.	726	24,173
Kyocera Corporation	1,100	88,827
Lawson Inc.	500	20,766
Makita Corporation	1,400	34,973
Mitsubishi Corporation	30,700	610,637
Mitsubishi Electric Corporation	15,000	109,642
Mitsubishi Estate Company Ltd.	9,000	149,412
Mitsubishi Heavy Industries Ltd.	14,000	55,929
Mitsubishi UFJ Financial Group Inc.	92,900	553,659
Mitsubishi UFJ Lease & Finance Company Ltd.	780	23,795
Mitsui & Company Ltd.	47,800	602,197
Mitsui Fudosan Company Ltd.	6,500	120,093
Mizuho Financial Group Inc.	68,200	154,430
NGK Insulators Ltd.	7,000	159,214
Nidec Corporation	4,400	317,619
Nikon Corporation	2,000	40,027
Nintendo Company Ltd.	461	124,484
Nippon Steel Corporation	15,000	60,332
Nippon Telegraph & Telephone Corporation	2,900	119,831
Nissan Motor Company Ltd.	27,700	200,519
Nomura Holdings, Inc.	25,300	222,442
NTT DoCoMo Inc.	119	172,243
ORIX Corporation	460	29,323
Panasonic Corporation	19,553	308,904
Ricoh Company Ltd.	9,000	118,622
Seven & I Holdings Company Ltd.	1,500	35,192
Shin-Etsu Chemical Company Ltd.	2,100	112,907
SMC Corporation	300	33,957
Sony Corporation	5,686	159,004
Stanley Electric Company Ltd.	1,200	25,013
Sumitomo Metal Industries Ltd.	21,000	52,617
Sumitomo Mitsui Financial Group Inc.	8,900	380,925
Sumitomo Realty & Development Company Ltd.	5,000	102,601
Suzuki Motor Corporation	14,000	352,519
Takeda Pharmaceutical Company Ltd.	2,200	89,046
The Bank of Yokohama Ltd.	13,500	72,991
The Chiba Bank Ltd.	8,700	56,452
The Japan Steel Works Ltd.	1,799	23,506
The Shizuoka Bank Ltd.	2,000	19,659
The Sumitomo Trust & Banking Company Ltd.	13,600	74,142
The Tokyo Electric Power Company Inc.	2,300	58,943
Tokio Marine Holdings Inc.	2,900	84,005
Toyota Motor Corporation	29,532	1,245,260
Uni-Charm Corporation	740	59,904
Luxembourg--0.5%
ArcelorMittal	16,338	591,570
Mexico--0.5%
America Movil, SAB de CV, Sponsored ADR	10,578	454,960
Cemex SAB de CV *	122,152	114,948
Grupo Televisa SA	17,459	63,114
Netherlands--3.6%
Aegon NV	14,887	109,445
European Aeronautic Defence and Space Company NV	1,486	28,339
Heineken NV	18,142	724,276
ING Groep NV	21,374	275,221
Koninklijke KPN NV	36,210	544,228
Koninklijke Philips Electronics NV	11,689	266,565
Reed Elsevier NV	21,208	221,849
Royal Dutch Shell PLC, Class A	54,289	1,426,641
TNT NV	3,045	72,327
Unilever NV	26,167	714,961
Norway--1.0%
DnB NOR ASA	12,521	108,961
Norsk Hydro ASA	10,415	61,170
Orkla ASA	7,778	61,595
StatoilHydro ASA	44,030	941,019
Telenor ASA	4,919	45,374
Portugal--0.0%
Energias de Portugal SA	14,183	56,258
Russia--1.9%
Gazprom OAO, Sponsored ADR	37,750	779,538
JSC MMC Norilsk Nickel, Sponsored ADR	32,211	322,432
Kuzbassenergo OJSC, 144A, Sponsored GDR (b)*	1,405	2,318
LUKoil, Sponsored ADR	11,300	565,000
Mobile Telesystems OJSC, Sponsored ADR	1,789	75,120
NovaTek OAO, Sponsored GDR	2,500	108,775
OAO OGK-1 (Wholesale Generation Company №1), 144A, Sponsored GDR (b)*	21,969	21,969
OAO OGK-3 (Wholesale Generation Company №3), 144A, Sponsored GDR (b)*	11,972	29,930
OAO TGK-2 (Territorial Generation Company №2), 144A, Sponsored GDR (b)*	186	335
RAO Energy System of East OAO (b)*	606,074	2,727
Rosneft Oil Company, Sponsored GDR	46,600	284,726
Vimpel-Communications, Sponsored ADR	4,870	65,794
Singapore--0.5%
City Developments Ltd.	8,000	56,227
DBS Group Holdings Ltd.	6,000	57,867
Keppel Corporation Ltd.	12,000	69,779
Oversea-Chinese Banking Corporation Ltd.	11,000	59,643
Singapore Telecommunications Ltd.	98,000	238,335
United Overseas Bank Ltd.	5,000	61,273
Wilmar International Ltd.	15,000	62,306
South Africa--0.7%
Anglo Platinum Ltd.	866	61,881
Impala Platinum Holdings Ltd.	7,469	180,940
MTN Group Ltd.	14,422	237,889
Naspers Ltd., Class N	3,860	115,153
Sasol Ltd.	6,560	236,249
South Korea--3.2%
Hyundai Heavy Industries	1,648	288,487
Hyundai Motor Company	11,077	794,564
KB Financial Group Inc.	1,820	78,318
KT Corporation	1,850	59,709
KT&G Corporation	2,251	130,676
NHN Corporation *	431	62,639
Pohang Iron & Steel Company	1,779	722,566
Pohang Iron & Steel Company, Sponsored ADR	1,841	186,070
Samsung Electronics Company Ltd.	2,004	1,178,444
Shinhan Financial Group Company Ltd.	2,490	84,146
SK Telecom Company Ltd.	2,124	320,796
Spain--3.6%
Banco Bilbao Vizcaya Argentaria SA	38,239	627,863
Banco Popular Espanol SA	8,296	74,907
Banco Santander SA	126,588	1,833,126
EDP Renovaveis SA *	9,054	92,965
Grupo Ferrovial SA	663	22,819
Iberdrola Renovables SA	19,868	91,750
Iberdrola SA	38,824	333,122
Inditex SA	5,294	284,768
Telefonica SA	40,975	1,021,694
Sweden--1.4%
Atlas Copco AB, Class A	8,923	106,344
Getinge AB, Class B	10,745	161,536
Hennes & Mauritz AB, Class B	6,729	401,890
Sandvik AB	26,268	250,267
SKF AB, Class B	19,226	288,417
Svenska Cellulosa AB, Class B	19,561	251,425
Swedish Match AB	2,618	49,976
TeliaSonera AB	15,228	97,707
Volvo AB, Class B	9,424	68,891
Switzerland--7.3%
ABB Ltd.	25,092	458,331
Adecco SA	1,390	66,986
Credit Suisse Group AG	12,957	612,294
Flughafen Zuerich AG	891	244,292
Givaudan SA	113	75,552
Holcim Ltd. *	2,380	144,539
Nestle SA	45,849	1,886,903
Nobel Biocare Holding AG	2,442	57,996
Novartis AG	35,833	1,636,277
Roche Holding AG	8,240	1,299,247
Swiss Reinsurance	4,241	164,342
Swisscom AG	440	144,416
Syngenta AG	1,041	241,013
The Swatch Group AG	419	76,302
UBS AG	30,487	446,944
Xstrata PLC	78,697	1,062,455
Zurich Financial Services AG	1,271	249,764
Taiwan--0.6%
Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	63,030	659,919
United Microelectronics Corporation, Sponsored ADR	19,135	65,059
Ukraine--0.5%
Raiffeisen Bank Aval *	1,908,985	77,087
Ukrnafta Oil Company (b)*	5,473	100,425
Ukrsotsbank JSCB *	2,466,696	100,234
UkrTelecom (b)	5,916,954	250,954
UkrTelecom, Sponsored GDR (b)*	9,912	20,344
United Kingdom--0.1%
Johnson Matthey PLC	1,139	26,948
Lonmin PLC	1,698	39,406
United States--0.1%
Southern Copper Corporation	2,718	70,016
Thomson Reuters Corporation	1,921	62,039
Total common stocks (cost $91,179,556)		107,840,918

Preferred stocks - 1.5% (a)
Brazil--1.4%
Banco Bradesco SA	7,703	122,001
Centrais Eletricas Brasileiras SA	3,400	47,016
Cia Brasileira de Distribuicao	2,674	61,757
Cia de Bebidas das Americas	1,674	118,613
Cia Energetica de Minas Gerais	3,266	47,351
Gerdau SA	11,643	136,852
Itau Unibanco Holding SA	17,246	310,581
Petrobras SA	37,541	633,212
Usinas Siderurgicas de Minas Gerais SA	6,394	151,749
Vivo Participacoes SA	2,745	62,528
Germany--0.1%
Porsche Automobil Holding SE	537	35,009
Volkswagen AG	997	78,142
Total preferred stocks (cost $1,642,690)		1,804,811

Investment companies - 8.1% (a)
Brazil--0.5%
iShares MSCI Brazil Index Fund	10,336	595,354
China--0.9%
iShares FTSE/Xinhua China 25 Index Fund	25,477	1,066,467
India--1.1%
iShares MSCI India *	227,900	1,314,983
Japan--2.7%
Nomura Asset Management/Topix ETF	324,324	3,268,669
Multinational--1.0%
iShares MSCI Emerging Markets Index Fund	34,763	1,241,734
Taiwan--1.9%
iShares MSCI Taiwan Index Fund	208,940	2,367,290
Total investment companies (cost $8,822,323)		9,854,497

Equity-linked notes and rights - 0.0% (a)
Italy--0.0%
Unione di Banche Italiane Scpa - CW11, 06/30/11 (equity-linked notes) *	3,951	289
Republic of Korea--0.0%
KB Financial Group Inc. 08/27/09 (rights) *	141	1,811
Total equity-linked notes and rights (cost $300)		2,100

Total investment portfolio excluding repurchase
agreement (cost $101,644,869)		119,502,326

Repurchase agreement - 1.6% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2009 @
0.05% to be repurchased at $1,941,008 on
August 3, 2009, collateralized by
$2,005,000 United States Treasury Notes,
1.375% due April 15, 2012 (market value
$2,007,107 including interest) (cost $1,941,000)		1,941,000

Total investment portfolio (cost $103,585,869) 100.3% (a)		$121,443,326

* Non-income producing security.
(a) Percentages indicated are based on net assets of $121,133,822.
(b) Restricted securities deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. At July 31, 2009, these securities aggregated $429,002 or 0.4% of the net assets of the fund.

144A - 144A securities are issued pursuant to Rule 144A of the
Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At July 31, 2009, these securities aggregated $54,552 or 0.0% of the net assets of the fund.
ADR - American depository receipt.
ETF - Exchange-traded fund.
GDR - Global depository receipt.

Forward Foreign Currency Contracts Outstanding
UNAUDITED | 07.31.2009
Contract to deliver		In exchange for		Delivery date	Unrealized appreciation (depreciation)
SEK	4,754,938	USD	621,260	9/8/09	$ (37,794)
CZK	5,760,152	USD	300,941	9/16/09	(19,889)
EUR	2,509,330	USD	3,517,352	9/16/09	(59,435)
HUF	267,495,843	USD	1,319,338	9/16/09	(100,752)
USD	303,852	CZK	5,455,747	9/16/09	24
USD	698,343	HUF	134,415,602	9/16/09	15,247
CZK	1,473,500	USD	79,995	10/14/09	(2,004)
USD	63,871	CZK	1,473,500	10/14/09	18,128
PLN	3,070,608	USD	979,304	10/20/09	(71,069)
USD	1,148,669	PLN	3,070,608	10/20/09	(98,296)
CZK	31,445,046	USD	1,591,524	10/27/09	(157,551)
USD	311,174	CZK	5,750,501	10/27/09	8,687
USD	2,274,697	PLN	6,148,702	11/19/09	(174,998)
PLN	6,148,702	USD	1,958,743	11/19/09	(140,956)
	Total unrealized depreciation				$ (820,658)
CZK	Czech Koruna.
EUR	Euro Currency.
HUF	Hungarian Forint.
PLN	Polish Zloty.
SEK	Swedish Krona.
USD	United States Dollar.

Industry Allocation
UNAUDITED | 07.31.2009
		% of net
Industry	Value	assets
Banks	$ 20,260,802	16.7%
Oil & gas	14,893,454	12.3%
Mining	10,082,746	8.3%
Equity fund	9,854,497	8.1%
Telecommunications	9,321,482	7.7%
Pharmaceuticals	6,684,859	5.5%
Food	5,480,733	4.5%
Auto manufacturers	4,466,172	3.7%
Engineering & construction	3,826,390	3.2%
Insurance	3,476,143	2.9%
Electric	2,876,150	2.4%
Financial services	2,338,957	1.9%
Iron/Steel	2,216,482	1.8%
Semiconductors	1,903,422	1.6%
Chemicals	1,834,112	1.5%
Beverages	1,802,373	1.5%
Distribution/wholesale	1,649,407	1.4%
Retail	1,483,565	1.2%
Machinery	1,366,267	1.1%
Real estate	1,306,372	1.1%
Building materials	1,151,433	1.0%
Multimedia	949,898	0.8%
Agriculture	863,327	0.7%
Diversified manufacturer	848,706	0.7%
Electronics	832,225	0.7%
Transportation	807,283	0.7%
Auto parts & equipment	633,118	0.5%
Computers	555,528	0.5%
Office/business equipment	552,132	0.5%
Home furnishings	467,908	0.4%
Electrical components & equipment	385,011	0.3%
Software	374,680	0.3%
Metal fabricate/hardware	364,587	0.3%
Healthcare products	345,218	0.3%
Hand/machine tools	319,197	0.3%
Forest products & paper	317,405	0.3%
Shipbuilding	288,487	0.2%
REITs	230,511	0.2%
Printing & publishing	221,849	0.2%
Apparel	190,007	0.1%
Energy-alternative sources	184,715	0.1%
Biotechnology	170,677	0.1%
Commercial services	156,504	0.1%
Coal	142,260	0.1%
Water	139,633	0.1%
Advertising	138,967	0.1%
Lodging	131,571	0.1%
Toys/games/hobbies	124,484	0.1%
Aerospace/defense	98,105	0.1%
Cosmetics/personal care	83,672	0.1%
Miscellaneous manufacturer	78,310	0.1%
Internet	62,639	0.1%
Other	167,894	0.1%
Total investment portfolio excluding
repurchase agreement	$ 119,502,326	98.7%

Eagle Series Trust
7-31-09

NOTE 1 | Organization and investment objective The Eagle Series Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,
•	The Eagle Large Cap Core Fund (“Large Cap Core Fund”) seeks long-term growth through capital appreciation,
•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,
•	The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund”) seeks capital growth, and
•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund, Eagle Series Trust and the Eagle Cash Trust in addition to another investment company advised by Eagle, Heritage Income Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Trusts may serve as Trustees for one or more of the Eagle Family of Funds.

Class offerings The Trust is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

•

Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•

Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers. As of July 31, 2009, there were no shares issued in Class R-3 for the International Equity Fund, Large Cap Core Fund or Small Cap Core Value Fund nor were there shares issued in Class R-5 for the International Equity Fund, Mid Cap Growth Fund or Small Cap Core Value Fund.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the NAV per share of each class of the Fund. Each Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m.), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The quotation may be unreliable because the security is not traded frequently;
•	Trading on the security ceased before the close of the trading market;

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7-31-09

•	Security is newly issued;
•	Issuer specific events occurred after the security ceased trading; or
•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings.

However, it cannot eliminate the possibility of frequent trading.

Each Fund has implemented the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective November 1, 2008. FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure about fair value measurements that are relevant to a mutual fund’s value. Eagle has concluded that the adoption of FAS 157 has not had a material impact on the Funds’ financial statements.

Various inputs are used in determining the value of each Fund’s investments. FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three levels are defined below:

Level 1 —	Valuations based on quoted prices for identical securities in active markets,
Level 2 —	Valuations based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly, and
Level 3 —	Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2009.

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
International Equity Fund
Domestic common stocks	$132,055	$-	$-	$132,055
Basic materials	70,016	-	-	70,016
Communications	62,039	-	-	62,039

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7-31-09

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
International Equity Fund (cont’d)
Foreign common stocks	$65,014,838	$42,694,025	$-	$107,708,863
Basic materials	6,829,833	7,262,295	-	14,092,128
Communications	7,328,790	3,343,170	-	10,671,960
Consumer, cyclical	4,261,145	4,771,936	-	9,033,081
Consumer, non-cyclical	9,478,163	5,758,153	-	15,236,316
Diversified	489,298	1,847,848	-	2,337,146
Energy	6,576,499	7,868,032	-	14,444,531
Financial	17,157,756	7,683,201	-	24,840,957
Industrial	8,102,230	2,287,944	-	10,390,174
Technology	1,766,463	1,789,976	-	3,556,439
Utilities	3,024,661	81,470	-	3,106,131
Foreign preferred stocks	1,804,811	-	-	1,804,811
Basic materials	288,601	-	-	288,601
Communications	62,528	-	-	62,528
Consumer, cyclical	113,151	-	-	113,151
Consumer, non-cyclical	180,370	-	-	180,370
Energy	633,212	-	-	633,212
Financial	432,582	-	-	432,582
Utilities	94,367	-	-	94,367
Investment companies	6,585,828	3,268,669	-	9,854,497
Equity funds	6,585,828	3,268,669	-	9,854,497
Foreign rights	1,811	-	-	1,811
Financial services	1,811	-	-	1,811
Foreign warrants	289	-	-	289
Financial	289	-	-	289
Short term investments	-	1,941,000	-	1,941,000
Other financial instruments (1)	(820,658)	-	-	(820,658)
Total investment portfolio	$72,718,974	$47,903,694	-	$120,622,668

Large Cap Core Fund
Domestic common stocks (2)	$113,533,917	$-	$-	$113,533,917
Investment companies (2)	2,973,795	-	-	2,973,795
Short term investments	$-	$3,853,000	$-	$3,853,000
Total investment portfolio	$116,507,712	$3,853,000	$-	$120,360,712

Mid Cap Growth Fund
Domestic common stocks (2)	$135,154,241	$-	$-	$135,154,241
Short term investments	-	4,474,000	-	4,474,000
Total investment portfolio	$135,154,241	$4,474,000	$-	$139,628,241

Eagle Series Trust
7-31-09

Mid Cap Stock Fund
Domestic common stocks (2)	$1,234,637,120	$-	$-	$1,234,637,120
Short term investments	-	31,575,000	-	31,575,000
Total investment portfolio	$1,234,637,120	$31,575,000	$-	$1,266,212,120

Small Cap Core Value Fund
Domestic common stocks (2)	$51,633,897	$-	$-	$51,633,897
Investment companies (2)	1,676,919	-	-	1,676,919
Short term investments	-	2,399,000	-	2,399,000
Total investment portfolio	$53,310,816	$2,399,000	$-	$55,709,816

Eagle Small Cap Growth Fund
Domestic common stocks (2)	$299,503,332	$-	$-	$299,503,332
Short term investments	-	8,077,000	-	8,077,000
Total investment portfolio	$299,503,332	$8,077,000	$-	$307,580,332

(1) Other financial instruments include foreign forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.(2) Please see the investment portfolio for detail by industry.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in the International Equity Fund to determine value as of July 31, 2009.

	Investments in securities	Other financial instruments
International Equity Fund
Balance as of October 31, 2008	$-	$-
Accrued discounts (premiums)	-	-
Realized gain (loss)	-	-
Change in net unrealized appreciation (depreciation)	39,297	-
Net purchases (sales)	-	-
Net transfers in and/or (out) of Level 3	(39,297)	-
Balance as of July 31, 2009	$-	$-

Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

•

Foreign equity securities If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. A Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. A Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of fund shares is determined only on business

Eagle Series Trust
7-31-09

days of the Funds, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Fixed income securities Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Short-term securities The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

•	Futures and options Futures and options are valued on the basis of market quotations, if available.

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Eagle Series Trust
7-31-09

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to a Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by each Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions The Trust is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/ tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. As of July 31, 2009, the identified cost of investments in securities owned by each Fund for federal income tax purposes were as follows:

Identified cost
International Equity Fund	$102,834,976
Large Cap Core Fund	123,015,760
Mid Cap Growth Fund	112,910,612
Mid Cap Stock Fund	1,118,868,781
Small Cap Core Value Fund	37,169,827
Small Cap Stock Fund	250,245,345

As of July 31, 2009, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:

	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
International Equity Fund	$22,079,389	($5,412,040)	$16,667,349
Large Cap Core Fund	9,937,772	(16,445,821)	(6,508,049)
Mid Cap Growth Fund	23,869,120	(1,625,491)	22,243,629
Mid Cap Stock Fund	138,283,101	(22,514,762)	115,768,339

Eagle Series Trust
7-31-09

	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Small Cap Core Value Fund	16,366,950	(225,960)	16,140,990
Small Cap Stock Fund	58,233,906	(8,975,919)	49,257,987

NOTE 4 | New accounting pronouncements In March 2008, FASB issued its new Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. The Manager is currently evaluating the application of FAS 161 and its impact on the Funds’ financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: September 29, 2009

/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: September 29, 2009

/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

EAGLE SERIES TRUST

Date: September 29, 2009

/s/ Andrea N. Mullins
Andrea N. Mulins
Principal Financial Officer